Shareholders' Equity (Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity [Abstract]
Net income attributable to Kubota Corporation	¥ 73,688	¥ 61,552	¥ 54,822
Increase in capital surplus for purchases of noncontrolling interests	744	319	425
Decrease in capital surplus for purchases of noncontrolling interests	(953)	(724)	(726)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	243	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(1)	(25)
Net transfers from (to) the noncontrolling interests	33	(306)	(102)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 73,721	¥ 61,246	¥ 54,720